Equity (Deficit) - Additional Information (Detail) $ in Thousands, $ in Thousands	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Jan. 31, 2022 MXN ($)	Mar. 31, 2022 MXN ($)	Sep. 30, 2022 MXN ($)	Sep. 30, 2021 MXN ($)	Dec. 31, 2021 MXN ($)	Sep. 30, 2022 USD ($)
Disclosure of equity [line items]
Proceeds from FONADIN grants	$ 23,000,000		$ 23,000,000
Net actuarial losses in other comprehensive income (loss) net of deferred income tax			259,774,823	$ 241,528,141
Post-employment benefit expense, defined benefit plans			$ 17,431,751	$ (10,468,424)
Percentage of discount and return on plan asset			9.98%		8.46%	9.98%
Recognized net income			$ 195,615,759
Recognized net losses					$ 294,532,168
Negative equity amount			1,598,615,254		$ 2,170,000,783
Negative working capital		$ 464,254,286	321,451,205
Short- term debt principal maturities			$ 420,323,023
Percentage of share profit duty			40.00%		54.00%
Total Approved financing for 2022			$ 65,000,000
Approved financing for 2022			27,242,000			$ 1,860,000
Gain (loss) on non-controlling interest			(170,624)		$ 128,502
Certificates of Contribution “A”
Disclosure of equity [line items]
Capital contributions received from government towards construction of refinery and payment of debt			107,990,006
Federal budget
Disclosure of equity [line items]
Negative budget financial balance			62,750,000
Non adjusting event reporting period
Disclosure of equity [line items]
Mexican government contributions for payment of short term maturities borrowings			45,437,539
Non adjusting event | Deer Park Refining Limited
Disclosure of equity [line items]
Acquired percentage	50.005%
Contributions A
Disclosure of equity [line items]
Increase in certificates of contribution during period			$ 107,990,006		$ 316,354,129